SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Changes in the Allowance for Credit Losses

The following table presents the changes in the allowance for credit losses for the year ended December 31, 2020:

December 31, 2020
(In thousands)
Balance at January 1	$20,257
Current period provision for credit losses	80,765
Write-offs charged against the allowance	(75,815)
Recoveries collected	2,447
Balance at December 31	$27,654

Schedule of Estimated Useful Lives of Property and Equipment

Estimated
Asset Category	Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Capitalized software and computer equipment	2 to 3 Years
Furniture and other equipment	3 to 12 Years

	December 31,
	2020	2019

	(In thousands)
Building, capitalized software, leasehold improvements and equipment
Buildings and leasehold improvements	$198,778	$242,882
Capitalized software and computer equipment	149,789	124,523
Furniture and other equipment	84,161	84,640
Land	—	11,591
Projects in progress	53,635	43,576
Building, capitalized software, leasehold improvements and equipment	486,363	507,212
Accumulated depreciation and amortization	(208,112)	(201,798)
Building, capitalized software, leasehold improvements and equipment, net	$278,251	$305,414